Events after the reporting period - Additional Information (Detail) £ / shares in Units, $ / shares in Units, £ in Millions										12 Months Ended
	Aug. 07, 2020 GBP (£)	Jun. 30, 2020 shares	Jun. 03, 2020 GBP (£) Directors £ / shares shares	Jun. 03, 2020 USD ($)	Feb. 20, 2020 shares £ / shares	Feb. 20, 2020 shares $ / shares	Feb. 19, 2020 USD ($) $ / shares shares	Feb. 10, 2020 USD ($)	Jan. 31, 2020 USD ($)	Dec. 31, 2019 GBP (£) $ / shares	Feb. 19, 2020 £ / shares	Feb. 10, 2020 GBP (£) £ / shares shares	Feb. 10, 2020 USD ($) $ / shares shares	Feb. 08, 2020 $ / shares	Dec. 31, 2019 USD ($)	Jun. 21, 2019 £ / shares	Jun. 21, 2019 $ / shares	Dec. 31, 2018 GBP (£)	Apr. 26, 2017 £ / shares
Statement [line items]
Share based compensation by share based payment arrangement options granted					962,836	962,836
Par value per share | £ / shares																£ 0.003			£ 0.003
Warrants [Member]
Statement [line items]
Warrants issued					362,534	362,534
Exercise price | £ / shares					£ 2.95
Novartis [member]
Statement [line items]
Debt instrument face value | £																		£ 2.9
Conversion price per share | $ / shares																	$ 2.21
Events After Reporting Date [member] | Aspire Capital Securities Purchase Agreement [Member] | Aspire Capital LLC [Member] | Ordinary shares [member]
Statement [line items]
Common stock shares issuable												2,862,595	2,862,595
Events After Reporting Date [member] | Aspire Capital Securities Purchase Agreement [Member] | Aspire Capital LLC [Member] | American depository shares [Member]
Statement [line items]
Commitement to issue capital | $													$ 28,000,000
Common stock shares issuable												572,519	572,519
Events After Reporting Date [member] | Aspire Capital Securities Initial Purchase Agreement [Member] | Aspire Capital LLC [Member]
Statement [line items]
Commitement to issue capital | $													$ 3,000,000
Proceeds from ordinary shares | $								$ 3,000,000
Discount percentage on market price of shares issued												16.00%	16.00%
Closing market price of share | $ / shares														$ 1.56
Issue price per share | $ / shares													$ 1.31
Period over which the commitement is to be fulfilled								30 months
Events After Reporting Date [member] | Aspire Capital Securities Initial Purchase Agreement [Member] | Aspire Capital LLC [Member] | Additional Commitement To Issue Capital [Member]
Statement [line items]
Commitement to issue capital | $													$ 25,000,000
Events After Reporting Date [member] | Aspire Capital Securities Initial Purchase Agreement [Member] | Aspire Capital LLC [Member] | Ordinary shares [member]
Statement [line items]
Common stock shares issued												11,423,925	11,423,925
Events After Reporting Date [member] | Aspire Capital Securities Initial Purchase Agreement [Member] | Aspire Capital LLC [Member] | American depository shares [Member]
Statement [line items]
Common stock shares issued												2,286,585	2,286,585
Global Licensing Agreement [member] | Events After Reporting Date [member]
Statement [line items]
Upfront Payment Received | $									$ 4,000,000
Additional milestone payment | $									2,000,000
Milestone payment for regulatory and commercial achievements | $									$ 300,000,000
Mereo CVR Agreement [member]
Statement [line items]
Contingent Consideration Payable										£ 0.4					$ 500,000
Mereo Two Thousand And Nineteen NED Equity incentive Plan [member]
Statement [line items]
Share based compensation by share based payment arrangement options granted										77,000
Share based compensation by share based payment arrangement exercise price per option | $ / shares										£ 4.20
Major business combination [member] | NAVI milestones [member] | Events After Reporting Date [member]
Statement [line items]
Eligible percentage of cash equal to milestone payment									70.00%
Major business combination [member] | NAVI milestones [member] | Top of range [member] | Events After Reporting Date [member]
Statement [line items]
Maximum cash payment limit | $									$ 79,700,000
Equity Financing Agreement [Member] | Events After Reporting Date [member] | Convertible Loan Notes [Member]
Statement [line items]
Debt instrument face value | £												£ 3.8
Equity Financing Agreement [Member] | Events After Reporting Date [member] | Convertible Loan Notes [Member] | Novartis [member]
Statement [line items]
Debt instrument face value | £												£ 3.8
Conversion price per share | £ / shares												£ 0.265
Debt instrument rate of interest												6.00%	6.00%
Debt maturity								three years
Number of securities called by warrants or rights												1,449,614	1,449,614
Exercise price of warrants | £ / shares												£ 0.265
Expiry date of warrants								Feb. 10, 2025
Securities Purchase Agreement [Member] | Events After Reporting Date [member] | Boxer Capital LLC [Member]
Statement [line items]
Commitement to issue capital | $							$ 3,000,000
Discount percentage on market price of shares issued							20.00%
Closing market price of share | $ / shares							$ 23.5
Issue price per share | £ / shares											£ 18.8
Securities Purchase Agreement [Member] | Events After Reporting Date [member] | Boxer Capital LLC [Member] | Ordinary shares [member]
Statement [line items]
Common stock shares issuable							12,252,715
Securities Purchase Agreement [Member] | Events After Reporting Date [member] | Boxer Capital LLC [Member] | American depository shares [Member]
Statement [line items]
Common stock shares issuable							2,450,543
Share Based Payments One [Member] | Mereo Two Thousand And Nineteen NED Equity incentive Plan [member] | Events After Reporting Date [member] | Existing Non Executive Directors [Member]
Statement [line items]
Share based compensation by share based payment arrangement options granted					77,000	77,000
Share Based Payments One [Member] | Mereo Two Thousand And Nineteen NED Equity incentive Plan [member] | Events After Reporting Date [member] | American depository shares [Member] | Existing Non Executive Directors [Member]
Statement [line items]
Share based compensation by share based payment arrangement exercise price per option | $ / shares						$ 1.84	$ 1.84
Private placement [Member]
Statement [line items]
Common stock shares issued			89,100,000
Private Placement Offerings			£ 56.0	$ 70,000,000
Repayments Of Current Debt			10.4	13,000,000
Interest on Current Debt			14.1	17,600,000
Proceeds from Issuance of Private Placement			£ 15.5	19,400,000
Par value per share | £ / shares			£ 0.003
Tranche 1 Notes [Member]
Statement [line items]
Common stock shares issued			40,533,671
Proceeds from Issuance of Private Placement | £			£ 40.5
Proceeds from Issuance of Convertible Notes			£ 40.5	$ 50,600,000
Conversion Of Notes Shares Converted		21,674,143
Conversion Of Notes Ordinary Shares Converted		124,564,033
Conversion Of Notes Balance Shares		18,859,528
Note Instrument Maturity Date			June 2023	June 2023
Note Instrument Extended Maturity Term			10 years	10 years
Fixed Interest Rate of Note Instrument			10.00%
Reduced Fixed Interest Rate of Note Instrument			6.00%
Percentage of price per share			17.40%
Percentage of voting right			9.99%
Tranche 2 Notes [Member]
Statement [line items]
Common stock shares issued			115,034,554
Proceeds from Issuance of Convertible Notes | £			£ 40.0
Note Instrument Maturity Date			2026	2026
Note Instrument Extended Maturity Term			10 years	10 years
Fixed Interest Rate of Note Instrument			2.00%
Tranche 3 Notes [Member]
Statement [line items]
Proceeds from Issuance of Convertible Notes | £			£ 56.0
Note Instrument Maturity Date			August 2025	August 2025
Note Instrument Extended Maturity Term			10 years	10 years
Fixed Interest Rate of Note Instrument			2.00%
Percentage of voting right			9.99%
Subsequent Event [Member]
Statement [line items]
Exercise price of warrants | £ / shares			£ 34.8
Warrants issued			161,048,366
Commission Expenses | $				$ 325,000
Percentage of price per share			200.00%
Percentage Number of shares issuable			50.00%
Subsequent Event [Member] | OrbiMed [Member]
Statement [line items]
Maximum number of directors | Directors			9
Equity Fund Raise [Member]
Statement [line items]
Perecntage of voting shares representing in favour of resolution	40.00%
Material Liabilities | £	£ 137.1